Principal Accounting Policies - Operating leases and Adoption of ASU (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease right-of-use assets, net	¥ 49,487		¥ 84,550		$ 7,584
Lease liability	¥ 53,042		87,803		$ 8,130
Change In Accounting Principle Accounting Standards Update Immaterial Effect						true
Operating lease weighted average remaining lease term	1 year 5 months 19 days				1 year 5 months 19 days
Operating lease, weighted average discount rate	5.61%				5.61%
Rent expense under operating lease				¥ 37,600
Operating lease cost and expenses	¥ 33,600	$ 5,100	39,100
Short term lease cost and expenses	¥ 1,100	$ 200	¥ 1,700
ASU 2016-02
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease right-of-use assets, net						¥ 99,500
Lease liability						¥ 99,500
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019				Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true